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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [_]; Amendment Number:
                                               ------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number: 28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Friedman
Title: Authorized Person
Phone: (212) 583-5000

Signature, Place, and Date of Signing:


/s/ Robert L. Friedman             New York, NY   February 16, 2010
-------------------------------   -------------   -----------------
[Signature]                       [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         29
Form 13F Information Table Value Total: $3,238,197
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
  1            28-13113         Blackstone Capital Partners V L.P.
  2            28-12332         GSO Capital Partners LP

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                       FOR QUARTER ENDED DECEMBER 31, 2009

                                                                                                                Voting Authority
                                                     Value        Shrs or     SH/ Put/ Investment   Other  -------------------------
    Name of Issuer      Title of Class    CUSIP    (x $1000)      prn amt     PRN Call Discretion Managers    Sole       Shared None
---------------------- ---------------- --------- ----------    ----------   ---- ---- ---------- -------- -----------   ------ ----
ALLIANCE DATA SYSTEMS
CORP                   COM              018581108 $   97,768     1,513,677     SH         SOLE       1      1,513,677
BARCLAYS BK PLC        IPMS INDIA ETN   06739F291 $   12,607       196,800     SH         SOLE                196,800
CHINA PETE & CHEM CORP SPON ADR H SHS   16941R108 $      591         6,714     SH         SOLE                  6,714
COGNIZANT TECHNOLOGY
SOLUTIO                CL A             192446102 $    2,543        56,100     SH         SOLE                 56,100
DIGITALGLOBE INC       COM NEW          25389M877 $    4,840       200,000     SH         SOLE       2        200,000
DR REDDYS LABS LTD     ADR              256135203 $    1,385        57,200     SH         SOLE                 57,200
FREEPORT-MCMORAN
COPPER & GO            COM              35671D857 $      533         6,640     SH         SOLE                  6,640
HSBC HLDGS PLC         SPON ADR NEW     404280406 $      558         9,775     SH         SOLE                  9,775
ICICI BK LTD           ADR              45104G104 $    6,433       170,600     SH         SOLE                170,600
INFOSYS TECHNOLOGIES
LTD                    Sponsored ADR    456788108 $    1,249        22,600     SH         SOLE                 22,600
ISHARES INC            MSCI TAIWAN      464286731 $      524        40,375     SH         SOLE                 40,375
ISTAR FINL INC         COM              45031U101 $    4,579     1,788,734     SH         SOLE       2      1,788,734
LODGIAN INC            COM PAR $.01     54021P403 $    1,964     1,326,909     SH         SOLE              1,326,909
NETEASE COM INC        SPONSORED ADR    64110W102 $    1,238        32,910     SH         SOLE                 32,910
NEW ORIENTAL ED & TECH
GRP I                  SPON ADR         647581107 $      479         6,329     SH         SOLE                  6,329
ORBITZ WORLDWIDE INC   COM              68557K109 $  337,797    46,021,327     SH         SOLE       1(a)  46,021,327
REPUBLIC SVCS INC      COM              760759100 $  573,268    21,575,772     SH         SOLE        (b)  21,575,772
SANDRIDGE ENERGY INC   COM              80007P307 $   10,478     1,111,111     SH         SOLE       2      1,111,111

                                                                                                                Voting Authority
                                                     Value        Shrs or     SH/ Put/ Investment   Other  -------------------------
    Name of Issuer      Title of Class    CUSIP    (x $1000)      prn amt     PRN Call Discretion Managers    Sole       Shared None
---------------------- ---------------- --------- ----------    ----------   ---- ---- ---------- -------- -----------   ------ ----
SOHU COM INC           COM              83408W103 $      453         7,905     SH         SOLE                  7,905
SPDR TR                UNIT SER 1       78462F103 $   72,436       650,000     SH         SOLE       2        650,000
SPDR TR                UNIT SER 1       78462F103 $  958,384     8,600,000     SH  PUT    SOLE       2      8,600,000
STANDARD PAC CORP      Note 6.000% 10/0 853763AA8 $    4,625     5,000,000    PRN         SOLE       2      5,000,000
STANDARD PAC CORP NEW  COM              85375C101 $   11,559     3,090,567     SH         SOLE       2      3,090,567
STANDARD PARKING CORP  COM              853790103 $    9,211(c)    580,032(c)  SH         SOLE       2        580,032(c)
STERLITE INDS INDIA
LTD                    ADS              859737207 $    2,602       142,800     SH         SOLE                142,800
TRW AUTOMOTIVE HLDGS
CORP                   COM              87264S106 $1,099,919    46,060,285     SH         SOLE             46,060,285
VITAMIN SHOPPE INC     COM              92849E101 $      309        13,884     SH         SOLE                 13,884
WIPRO LTD- ADR         SPN ADR 1 SH     97651M109 $    1,178        52,900     SH         SOLE                 52,900
WISDOMTREE TRUST       INDIA ERNGS FD   97717W422 $   18,687       846,700     SH         SOLE                846,700

(a) The Orbitz Worldwide, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(b) The Republic Services, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.

(c) As described in a Statement on Schedule 13D filed with the Securities and Exchange Commission on May 26, 2009 (the "Standard Parking Schedule 13D"), the Standard Parking Corporation shares reported herein were obtained by the Lenders (as defined in the Standard Parking Schedule 13D) in satisfaction of certain loan obligations, and the Lenders are required to dispose of such shares and any cash proceeds received upon disposition of such shares as set forth in the Standard Parking Schedule 13D.